Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Schedule of Property, Equipment and Software, Net

Property, equipment and software, net consist of the following:

	As of December 31,
	2018	2019
	US$’000	US$’000
Computer and electronic equipment	6,243	5,295
Leasehold improvements	3,830	3,768
Vehicle	1,384	463
Software	1,593	1,479
Office furniture and equipment	810	31
Total	13,860	11,037
Less: Accumulated depreciation	(8,284)	(7,821)
Property, equipment and software, net	5,576	3,216